Consolidated Statement of Income by operating segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	$ 83,966	$ 53,683	$ 76,589
Cost of sales	(43,164)	(29,195)	(45,732)
Gross profit (loss)	40,802	24,488	30,857
Income (expenses)	(3,218)	(14,425)	(10,243)
Selling	4,229	4,884	4,476
General and administrative	1,176	1,090	2,124
Exploration costs	(687)	(803)	(799)
Research and development	563	355	576
Other taxes	406	952	619
Impairment of assets	3,190	(7,339)	(2,848)
Other income and expenses	653	998	1,199
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	37,584	10,063	20,614
Net finance income (expenses)	(10,966)	(9,630)	(8,764)
Results in equity-accounted investments	1,607	(659)	153
Net income / (loss) before income taxes	28,225	(226)	12,003
Income taxes	(8,239)	1,174	(4,200)
Net income for the year	19,986	948	10,363
Attributable to:
Shareholders of Petrobras	19,875	1,141	10,151
Non-controlling interests	111	(193)	212
Selling	(4,229)	(4,884)	(4,476)
General and administrative	(1,176)	(1,090)	(2,124)
Research and development	(563)	(355)	(576)
Other taxes	(406)	(952)	(619)
Net income from continuing operations for the year	19,986	948	7,803
Net income from discontinued operations for the year			2,560
Net income attributable to shareholders of Petrobras			10,151
Net income from continuing operations	19,875	1,141	7,660
Net income from discontinued operations			2,491
Net income from continuing operations	111	(193)	143
Net income from discontinued operations			69
Operating segments [member] | Exploration And Production [Member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	55,584	34,395	50,462
Cost of sales	(23,673)	(18,098)	(27,304)
Gross profit (loss)	31,911	16,297	23,158
Income (expenses)	3,283	(9,247)	(4,181)
Selling
General and administrative	152	155	254
Exploration costs	(687)	(803)	(799)
Research and development	415	232	394
Other taxes	192	478	127
Impairment of assets	3,107	(7,364)	(1,956)
Other income and expenses	1,622	(215)	(651)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	35,194	7,050	18,977
Net finance income (expenses)
Results in equity-accounted investments	119	(181)	86
Net income / (loss) before income taxes	35,313	6,869	19,063
Income taxes	(11,963)	(2,398)	(6,451)
Net income for the year	23,350		12,612
Attributable to:
Shareholders of Petrobras	23,353	4,475
Non-controlling interests	(3)	(4)	(12)
Selling
General and administrative	(152)	(155)	(254)
Research and development	(415)	(232)	(394)
Other taxes	(192)	(478)	(127)
Net income from continuing operations for the year		4,471	12,612
Net income from discontinued operations for the year
Net income attributable to shareholders of Petrobras			12,624
Net income from continuing operations			12,624
Net income from discontinued operations
Net income from continuing operations			(12)
Net income from discontinued operations
Operating segments [member] | Refining Transportation And Marketing [Member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	74,524	47,782	67,538
Cost of sales	(65,620)	(44,011)	(61,578)
Gross profit (loss)	8,904	3,771	5,960
Income (expenses)	(1,621)	(2,992)	(4,334)
Selling	1,543	2,520	2,164
General and administrative	148	161	336
Exploration costs
Research and development	11	11	11
Other taxes	122	137	151
Impairment of assets	289	164	(697)
Other income and expenses	(86)	(327)	(975)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,283	779	1,626
Net finance income (expenses)
Results in equity-accounted investments	941	(437)	(151)
Net income / (loss) before income taxes	8,224	342	1,475
Income taxes	(2,478)	(265)	(552)
Net income for the year	5,746		923
Attributable to:
Shareholders of Petrobras	5,746	111
Non-controlling interests		(34)	(98)
Selling	(1,543)	(2,520)	(2,164)
General and administrative	(148)	(161)	(336)
Research and development	(11)	(11)	(11)
Other taxes	(122)	(137)	(151)
Net income from continuing operations for the year		77	923
Net income from discontinued operations for the year
Net income attributable to shareholders of Petrobras			1,021
Net income from continuing operations			1,021
Net income from discontinued operations
Net income from continuing operations			(98)
Net income from discontinued operations
Operating segments [member] | Gas And Power [Member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	12,051	7,725	11,493
Cost of sales	(9,494)	(3,985)	(7,713)
Gross profit (loss)	2,557	3,740	3,780
Income (expenses)	(2,871)	(2,581)	2,580
Selling	2,653	2,320	2,260
General and administrative	73	85	134
Exploration costs
Research and development	25	10	15
Other taxes	38	31	152
Impairment of assets	(208)	36	(194)
Other income and expenses	126	(171)	5,335
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(314)	1,159	6,360
Net finance income (expenses)
Results in equity-accounted investments	98	128	103
Net income / (loss) before income taxes	(216)	1,287	6,463
Income taxes	107	(393)	(2,162)
Net income for the year	(109)		4,304
Attributable to:
Shareholders of Petrobras	(206)	821
Non-controlling interests	97	73	124
Selling	(2,653)	(2,320)	(2,260)
General and administrative	(73)	(85)	(134)
Research and development	(25)	(10)	(15)
Other taxes	(38)	(31)	(152)
Net income from continuing operations for the year		894	4,301
Net income from discontinued operations for the year			3
Net income attributable to shareholders of Petrobras			4,180
Net income from continuing operations			4,179
Net income from discontinued operations			1
Net income from continuing operations			121
Net income from discontinued operations			3
Operating segments [member] | Corporate And Other Business [Member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	504	876	1,221
Cost of sales	(503)	(832)	(1,167)
Gross profit (loss)	1	44	54
Income (expenses)	(1,987)	419	(4,282)
Selling	11	20	31
General and administrative	803	689	1,401
Exploration costs
Research and development	112	102	156
Other taxes	54	306	189
Impairment of assets	2	(175)	1
Other income and expenses	(1,009)	1,711	(2,506)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(1,986)	463	(4,228)
Net finance income (expenses)	(10,966)	(9,630)	(8,764)
Results in equity-accounted investments	449	(169)	115
Net income / (loss) before income taxes	(12,503)	(9,336)	(12,877)
Income taxes	5,212	4,438	4,245
Net income for the year	(7,291)		(6,075)
Attributable to:
Shareholders of Petrobras	(7,308)	(4,670)
Non-controlling interests	17	(228)	198
Selling	(11)	(20)	(31)
General and administrative	(803)	(689)	(1,401)
Research and development	(112)	(102)	(156)
Other taxes	(54)	(306)	(189)
Net income from continuing operations for the year		(4,898)	(8,632)
Net income from discontinued operations for the year			2,557
Net income attributable to shareholders of Petrobras			(6,273)
Net income from continuing operations			(8,763)
Net income from discontinued operations			2,490
Net income from continuing operations			132
Net income from discontinued operations			66
Operating segments [member] | Eliminations [Member]
DisclosureNetIncomeByOperatingSegmentLineItems [Line Items]
Sales revenues	(58,697)	(37,095)	(54,125)
Cost of sales	56,126	37,731	52,030
Gross profit (loss)	(2,571)	636	(2,095)
Income (expenses)	(22)	(24)	(26)
Selling	22	24	21
General and administrative			(1)
Exploration costs
Research and development
Other taxes
Impairment of assets			(2)
Other income and expenses			(4)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(2,593)	612	(2,121)
Net finance income (expenses)
Results in equity-accounted investments
Net income / (loss) before income taxes	(2,593)	612	(2,121)
Income taxes	883	(208)	720
Net income for the year	(1,710)		(1,401)
Attributable to:
Shareholders of Petrobras	(1,710)	404
Non-controlling interests
Selling	(22)	(24)	(21)
General and administrative			1
Research and development
Other taxes
Net income from continuing operations for the year		$ 404	(1,401)
Net income from discontinued operations for the year
Net income attributable to shareholders of Petrobras			(1,401)
Net income from continuing operations			(1,401)
Net income from discontinued operations
Net income from continuing operations
Net income from discontinued operations